W. John McGuire Partner +1.202.373.6799 john.mcguire@morganlewis.com

VIA EDGAR

October 28, 2024

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:	The 2023 ETF Series Trust II (File No. 333-274096)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, The 2023 ETF Series Trust II (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated October 28, 2024, for the Trust’s GMO Beyond China ETF, GMO International Quality ETF, GMO International Value ETF, GMO Systematic Investment Grade Credit ETF, and GMO U.S. Value ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 3, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001104659-24-111774 on October 28, 2024.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Sincerely,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001